Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 28,632	$ 29,880
Cost of sales	(12,602)	(13,419)
Gross profit	16,029	16,461
Distribution expenses	(2,968)	(3,157)
Sales and marketing expenses	(3,582)	(3,574)
Administrative expenses	(2,262)	(2,517)
Other operating income/(expenses)	383	334
Exceptional expenses above profit from operations	(94)	(119)
Profit from operations	7,506	7,428
Finance expense	(2,378)	(3,287)
Finance income	700	401
Net finance income/(expense)	(1,678)	(2,887)
Share of results of associates	135	137
Exceptional share of results of associates	9	104
Profit before tax	5,972	4,782
Income tax expense	(1,404)	(1,546)
Profit of the period	4,568	3,236
Profit of the period attributable to:
Equity holders of AB InBev	3,824	2,564
Non-controlling interest	$ 744	$ 672
Basic earnings per share	$ 1.92	$ 1.28
Diluted earnings per share	$ 1.89	$ 1.25